VANECK MORNINGSTAR WIDE MOAT FUND

SCHEDULE OF INVESTMENTS

March 31, 2023 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.8%
Banks: 4.0%
US Bancorp	9,224	$332,525
Wells Fargo & Co.	9,561	357,390
		689,915
Capital Goods: 10.5%
3M Co.	3,551	373,246
Allegion Plc	1,836	195,956
Boeing Co. *	1,053	223,689
Emerson Electric Co.	4,498	391,956
Masco Corp.	8,159	405,665
Rockwell Automation, Inc.	759	222,728
		1,813,240
Commercial & Professional Services: 4.8%
Equifax, Inc.	2,060	417,850
TransUnion	6,658	413,728
		831,578
Consumer Discretionary Distribution & Retail: 6.6%
Amazon.com, Inc. *	4,433	457,885
Etsy, Inc. *	3,425	381,305
MercadoLibre, Inc. *	232	305,790
		1,144,980
Consumer Durables & Apparel: 2.3%
Polaris, Inc.	3,621	400,591
Consumer Services: 1.3%
Domino’s Pizza, Inc.	672	221,673
Financial Services: 8.2%
Berkshire Hathaway, Inc. *	646	199,465
BlackRock, Inc.	311	208,096
Intercontinental Exchange, Inc.	3,976	414,657
State Street Corp.	2,498	189,074
Tradeweb Markets, Inc.	3,096	244,646
Western Union Co.	14,860	165,689
		1,421,627
Food, Beverage & Tobacco: 3.5%
Constellation Brands, Inc.	956	215,951
Kellogg Co.	5,954	398,680
		614,631
Health Care Equipment & Services: 7.4%
Medtronic Plc	5,248	423,094
Veeva Systems, Inc. *	2,385	438,339
Zimmer Biomet Holdings, Inc.	3,282	424,034
		1,285,467
Materials: 4.8%
Ecolab, Inc.	2,643	437,496
	Number of Shares	Value
Materials (continued)
International Flavors & Fragrances, Inc.	4,289	$394,416
		831,912
Media & Entertainment: 11.0%
Alphabet, Inc. *	4,365	452,781
Comcast Corp.	11,514	436,496
Meta Platforms, Inc. *	2,754	583,683
Walt Disney Co. *	4,260	426,554
		1,899,514
Pharmaceuticals, Biotechnology & Life Sciences: 4.9%
Biogen, Inc. *	1,482	412,040
Gilead Sciences, Inc.	2,616	217,050
Pfizer, Inc.	5,231	213,425
		842,515
Semiconductors & Semiconductor Equipment: 7.9%
Lam Research Corp.	849	450,072
Microchip Technology, Inc.	2,482	207,942
Monolithic Power Systems, Inc.	516	258,279
Teradyne, Inc.	4,154	446,596
		1,362,889
Software & Services: 21.5%
Adobe, Inc. *	1,178	453,966
Fortinet, Inc. *	7,043	468,078
Intuit, Inc.	504	224,698
Microsoft Corp.	1,620	467,046
Roper Technologies, Inc.	494	217,701
Salesforce, Inc. *	2,662	531,814
ServiceNow, Inc. *	958	445,202
Tyler Technologies, Inc. *	1,232	436,917
Workday, Inc. *	2,269	468,639
		3,714,061
Utilities: 1.1%
Dominion Energy, Inc.	3,290	183,944
Total Common Stocks (Cost: $16,145,176)		17,258,537

MONEY MARKET FUND: 0.1% (Cost: $12,665)
Invesco Treasury Portfolio - Institutional Class	12,665	12,665

Total Investments: 99.9% (Cost: $16,157,841)		17,271,202
Other assets less liabilities: 0.1%		10,812
NET ASSETS: 100.0%		$17,282,014

Footnotes:

*	Non-income producing
1

VANECK MORNINGSTAR WIDE MOAT FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Summary of Investments by Sector	% of Investments	Value
Information Technology	29.4%	$5,076,950
Industrials	15.3	2,644,818
Health Care	12.3	2,127,982
Financials	12.2	2,111,542
Communication Services	11.0	1,899,514
Consumer Discretionary	10.2	1,767,244
Materials	4.8	831,912
Consumer Staples	3.6	614,631
Utilities	1.1	183,944
Money Market Fund	0.1	12,665
	100.0%	$17,271,202
2